Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000003891 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1],[2]
C000003891 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1],[2]
C000003891 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	58.40%	[1],[2]
C000003891 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[1],[2]
C000003891 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[1],[2]
C000003891 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[1]
C000003891 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
C000003891 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[1]
C000003891 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[1]
C000003891 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	87.40%	[1]
C000003892 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[3],[4]
C000003892 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[3],[4]
C000003892 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[3],[4]
C000003892 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[3],[4]
C000003892 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	96.70%	[3],[4],[5]
C000003892 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[3]
C000003892 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	92.00%	[3]
C000003892 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[3]
C000003893 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[6],[7]
C000003893 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[6],[7]
C000003893 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%	[6],[7]
C000003893 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[6],[7]
C000003893 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[6],[7]
C000003893 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	59.00%	[6],[7],[8]
C000003893 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[6]
C000003893 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.50%	[6]
C000003893 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%	[6]
C000003893 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[6]
C000003893 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[6]
C000003893 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[6]
C000032703 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000032703 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	76.90%
C000144517 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	52.10%	[9]
C000144517 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[9]
C000144517 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[9]
C000144517 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[9]
C000144517 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[9]
C000144517 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[9]
C000144517 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[9]
C000144517 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[9]
C000144517 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000144517 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000144517 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000144517 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000144517 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	42.40%
C000144517 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000144517 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000144517 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000146955 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	47.00%	[10],[11]
C000146955 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[10],[11]
C000146955 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[10],[11]
C000146955 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[10],[11]
C000146955 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[10],[11]
C000146955 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.70%	[10],[11],[12]
C000146955 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[10],[11]
C000146955 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[10],[11]
C000146955 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[10],[11]
C000146955 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[10],[11]
C000146955 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments		[10],[13]
C000146955 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%	[10]
C000146955 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[10]
C000146955 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	53.30%	[10]
C000146955 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[10]
C000227189 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000227189 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000227189 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	34.60%
C000227189 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000227189 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000227189 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%

[1]	Excludes short-term securities, short investments and options, if any.
[2]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Excludes short-term securities, short investments and options, if any.
[4]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[5]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[6]	Excludes short-term securities, short investments and options, if any.
[7]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[8]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[9]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[10]	Excludes short-term securities, short investments and options, if any.
[11]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[12]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[13]	Rounds to less than 0.1%.